STOCKHOLDERS' EQUITY (Details) - USD ($)				3 Months Ended												9 Months Ended		12 Months Ended
	May 11, 2023	Jul. 02, 2021	Feb. 05, 2021	Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024		Sep. 30, 2023		Jun. 30, 2023		Mar. 31, 2023		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Jun. 14, 2024	May 31, 2023	Oct. 14, 2022	Apr. 30, 2022	Apr. 22, 2022	Dec. 31, 2020
Class of Stock [Line Items]
Shares issued, value				$ 1,461,342		$ 65,080		$ 38		$ 59		$ 6,608,790		$ 311,681				$ 6,920,529		$ 1,984,876
Common stock, par value (usd per share)				$ 0.0001												$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Warrants outstanding (in shares)				1,015,385						1,355,600						1,015,385	1,355,600			74,689
Warrants and Rights Outstanding, Term																									5 years 6 months		5 years
Exercise price (in dollar per share)																											$ 236.40
Warrants and rights exercisable, term																									6 months
Maximum
Class of Stock [Line Items]
Exercise price (in dollar per share)																											230
Pre-Funded Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares)				0						340,000						0	340,000	1,355,598		340,000
Exercise price (in dollar per share)				$ 0.0008												$ 0.0008							$ 0.0001
Series A-1 Warrants
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term				5 years 6 months												5 years 6 months							5 years 6 months
Exercise price (in dollar per share)				$ 11.20												$ 11.20							$ 11.20
Series A-2 Warrants
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term																							18 months
Inducement Warrants | Maximum
Class of Stock [Line Items]
Exercise price (in dollar per share)																											$ 236.40
H.C Wainwright & Co., LLC Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)				31,818												31,818		31,818
Warrants and Rights Outstanding, Term				5 years 6 months												5 years 6 months		5 years 6 months
Exercise price (in dollar per share)				$ 16.50												$ 16.50		$ 16.50
Purchase Agreement
Class of Stock [Line Items]
Issuance of equity securities, net (in shares)	41,250
Common stock, par value (usd per share)	$ 0.0001
Proceeds from issuance or sale of equity	$ 6,000,000
Purchase Agreement | Pre-Funded Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares)	413,296
Purchase Agreement | Series A-1 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)	454,546
Purchase Agreement | Series A-2 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares)	454,546
Purchase Agreement | Share And Accompanying Common Stock Warrants
Class of Stock [Line Items]
Class of warrant or right purchase price per warrant or right (in dollar per share)	$ 13.20
Purchase Agreement | Pre-Funded Warrant And Accompanying Common Stock Warrants
Class of Stock [Line Items]
Class of warrant or right purchase price per warrant or right (in dollar per share)	$ 13.1992
Common Stock (1)
Class of Stock [Line Items]
Issuance of equity securities, net (in shares)				799,980	[1]	101,873	[1]	47,000	[1]	73,296	[1]	110,472	[1]	17,812	[1]			201,580	[2]	46,697	[2]
Shares issued, value				$ 80	[1]	$ 10	[1]	$ 5	[1]	$ 7	[1]	$ 11	[1]	$ 2	[1]			$ 20	[2]	$ 5	[2]
Common stock, par value (usd per share)																										$ 0.0001
Common Stock (1) | Pre-Funded Warrant
Class of Stock [Line Items]
Issuance of equity securities, net (in shares)																340,000	73,296	73,296
Common Stock (1) | ATM
Class of Stock [Line Items]
Issuance of equity securities, net (in shares)																608,949	87,034	87,034
Shares issued, value		$ 25,000,000	$ 6,300,000													$ 1,700,000	$ 1,700,000	$ 1,700,000
Warrant
Class of Stock [Line Items]
Exercise price (in dollar per share)																									$ 67.98
Warrant | Purchase Agreement
Class of Stock [Line Items]
Exercise price (in dollar per share)																										$ 67.98

[1]	Share and per share amounts have been restated to reflect the 1-for-8 reverse stock split effected in June 14, 2024 on retroactive basis for all periods presented.
[2]	Share and per share amounts have been recast to reflect the 1-for-8 reverse stock split effected in June 14, 2024 on retroactive basis for all periods presented.